PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable - service income	$25,944	$—
Accounts receivable - Tonogold reimbursements	407,127	—
Accrued interest receivable	487,651
Surety bond and insurance	229,124	139,527
Receivable on sale of equity securities	—	200,000
Other	187,137	195,951
Total prepaid expenses and other current assets	$1,336,983	$535,478
On December 16, 2020, the Company entered into a securities purchase agreement with Wingfield Tono, LP (“Wingfield”), and agreed to sell 15,666,667 Tonogold common shares at $0.33 per share in three closings. On December 23, 2020, the Company transferred 3,333,333 Tonogold common shares to Wingfield for total proceeds of $1.1 million. At December 31, 2020, the Company had received $0.9 million in connection with the securities purchase agreement. The remaining $200,000 was a receivable as of December 31, 2020. On April 13, 2021, Wingfield returned 606,601 of the Tonogold common shares previously transferred under the Wingfield securities purchase agreement. The return of the shares eliminated a $200,000 receivable from Wingfield and terminated the securities purchase agreement.
DEPOSITS
Deposits at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Security deposits	$5,399	$—
Land and property deposits	40,100	42,600
Pelen option	200,000	100,000
Vendor deposits	101,955	3,000
Total deposits, current	347,454	145,600

Vendor deposits, non-current	3,219,607	—
Total	$3,567,061	$145,600
At December 31, 2021, LINICO had $3,219,607 in deposits with various vendors for the plant and equipment which have been classed as non-current deposits on the consolidated balance sheet.
On September 1, 2020, we paid $100,000 for a one-year option to purchase 75% of the membership interests of Pelen LLC ("Pelen") not owned by the Company for a purchase price of $3,750,000. On August 26, 2021, we paid an additional $100,000 for a one-year extension of the option increasing the purchase price to $4,400,000.